Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 283,013,780	$ 279,131,795
Restricted cash		30,948,702
Trade receivables, net and accrued revenues	8,230,859	1,966,746
Prepaid expenses and other receivables	1,256,979	343,047
Due from related parties	409,259	1,639,497
Inventories	3,644,973	1,058,329
Total current assets	296,555,850	315,088,116
Fixed assets
Vessels, net	345,611,836	194,834,866
Vessels under construction	352,708,919	323,206,206
Other fixed assets, net	142,298	60,904
Total fixed assets	698,463,053	518,101,976
Other non-current assets
Other non-current assets	70,795
Deferred charges, net	1,001,316	2,555,674
Restricted cash	4,510,000	4,500,000
Total assets	1,000,601,014	840,245,766
Current liabilities
Trade accounts payable	5,358,025	2,401,456
Accrued expenses	3,563,556	2,196,386
Due to related parties	484,081	113,465
Deferred income	788,713	554,111
Current portion of long-term debt	9,612,000	9,612,000
Total current liabilities	19,806,375	14,877,418
Long-term liabilities
Long-term debt-net of current portion	114,300,500	119,106,500
Derivative instruments	12,405,364	14,062,416
Total long-term liabilities	126,705,864	133,168,916
Total liabilities	146,512,239	148,046,334
Shareholders' equity
Preferred stock, $.01 par value, 50,000,000 shares authorized, none issued nor outstanding
Common stock, $.01 par value, 450,000,000 shares authorized, 57,783,494, and 48,365,012 shares issued and outstanding as of September 30, 2014 and March 31, 2014, respectively	577,835	483,650
Additional paid-in-capital	843,241,171	688,881,939
Retained earnings	10,269,769	2,833,843
Total shareholders' equity	854,088,775	692,199,432
Total liabilities and shareholders' equity	$ 1,000,601,014	$ 840,245,766